Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Note 4 – Goodwill and Intangible Assets

Goodwill and Intangible assets consisted of the following:

	Estimated life in years	September 30, 2011
		Gross amount	Accumulated Amortization

Goodwill	Indefinite	$2,201,828	$-

Intangible assets not subject to amortization
Trademarks	Indefinite	279,268	-
Intangible assets subject to amortization
Customer list	5	854,178	302,305
Non-compete agreements	4	262,147	84,651

Total Intangible Assets		1,395,593	386,956

Total Goodwill and Intangible Assets		$3,597,421	$386,956

Scheduled amortization over the next five years as follows:

Twelve month periods ending September 30,
2012		$214,356
2013		214,356
2014		214,356
2015		86,301
	Total	$729,369

Amortization expense for the nine months ended September 30, 2011 and 2010 was $160,767 and $62,521, respectively.